Total
Meehan Focus Fund
RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE
The Meehan Focus Fund (the “Fund”) seeks long-term growth of capital.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Meehan Focus Fund Meehan Focus Fund Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of the amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Meehan Focus Fund Meehan Focus Fund Shares
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.37%
Total Annual Fund Operating Expenses	1.17%	[1]
Less Management Fee Reductions and/or Expense Reimbursements	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.01%
[1]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements" will not correlate to the ratio of expenses to the average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund fees and expenses."
[2]	Edgemoor Investment Advisors, Inc. (the "Adviser") has contractually agreed, until March 1, 2022, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business amounts) to an amount not exceeding 1.00% of the Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after the date that such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such expenses and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to March 1, 2022, this agreement may not be modified or terminated without the approval of the Board of Trustees (the "Board") of Ultimus Managers Trust (the "Trust"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year that the operating expenses of the Fund remain the same, and the contractual agreement to limit expenses remains in effect only until March 1, 2022. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Meehan Focus Fund | Meehan Focus Fund Shares | USD ($)	103	356	628	1,406

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period (November 1, 2019 to August 31, 2020), the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests in the common stocks of companies that exhibit the potential for significant growth over at least a three-year period. The Fund normally invests in a focused portfolio of securities of no more than 45 issuers, including U.S. common stocks or securities convertible into common stock. To identify companies that have significant growth potential, Edgemoor Investment Advisors, Inc., the Fund’s investment adviser (the “Adviser”) employs a value-oriented approach to stock selection without restriction to a company’s market capitalization. The Adviser seeks to identify companies that exhibit some or all of the following criteria: low price-to-earnings ratio; low price-to-book value or tangible asset value; excellent prospects for growth; strong franchise; highly qualified management; consistent free cash flow; and high returns on invested capital.

The Fund may invest in foreign securities or investment vehicles that provide exposure to foreign securities, such as exchange-traded funds (“ETFs”) and issuer-sponsored American Depository Receipts (“ADRs”). The Fund will normally invest its remaining assets in cash and cash equivalents, including U.S. government debt instruments, money market funds, and repurchase agreements. The Fund generally will sell a security if its price has exceeded the Adviser’s estimate of its intrinsic value or when the Adviser believes more attractive investment opportunities exist.

The Fund is non-diversified.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be a complete investment program. The principal risks of an investment in the Fund are generally described below.

Active Management Risk. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies.

Credit Risk. The Fund could lose money if the issuer of a fixed-income security, including securities convertible into common stock, is unable to meet its financial obligations or goes bankrupt. Credit risk typically applies to fixed-income securities, but generally is not a factor for U.S. government obligations.

Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities. The value of convertible securities tends to decline as interest rates rise and, due to the conversion feature, to vary with fluctuations in the market value of the underlying equity security.

Equity Securities Risk. Equity prices are volatile and the value of such securities in the Fund’s portfolio may decline due to fluctuations in market prices, interest rates, national and international economic conditions, or other market events. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Under such circumstances, the price of the Fund’s shares may also decline.

Focused Portfolio and Non-Diversification Risk. The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. The Fund generally will hold a core portfolio of securities of fewer companies than a more diversified fund, and a change in the value of a single company may have a greater impact on the Fund’s net asset value (“NAV”) than such a change would have on a more diversified fund. A non-diversified fund’s NAV per share and total returns may be more volatile or fall more in times of weaker markets than a conventional diversified fund.

Foreign Securities Risk. The Fund’s investments in foreign securities are subject to the risks of currency exchange rate fluctuations, political unrest, economic instability, less stringent regulation, capital controls and changes in foreign laws. ADRs are subject to risks similar to those associated with direct investments in foreign securities. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer.

Growth Investing Risk. Investments in growth stocks present the risks that the stocks’ valuation growth will not be realized, the stocks react differently than the market as whole or other types of stock, and the stocks are more sensitive to changes in their companies’ earnings and more volatile than other types of stock. In addition, the Fund’s growth investment style may go out of favor with investors during certain parts of the market cycle, which may negatively affect the Fund’s performance.

Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments in fixed income securities, including securities convertible into common stock, will fall when interest rates rise. As of the date of this Prospectus, interest rates continue to be near historic lows, which may increase the Fund’s exposure to interest rate risk. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns from large-capitalization companies generally trail returns of smaller companies or the overall stock market.

Preferred Stock Risk. Preferred stock is subject to interest rate risk, and may have mandatory sinking fund or call provisions, which can have a negative impact on the stock's price when interest rates decline.

Risks of Investing in ETFs and Money Market Funds. The Fund may invest in shares of other registered investment companies, including ETFs and money market funds. Most ETFs are registered investment companies whose shares are purchased and sold on a securities exchange. Generally, an ETF represents a portfolio of securities designed to track a particular market segment or index. A fund that invests in shares of other registered investment companies will indirectly bear fees and expenses charged by those underlying funds, in addition to the Fund’s direct fees and expenses. The Fund is also subject to the risks associated with investments in and held by those underlying funds.

Small to Mid-Capitalization Stock Risk. Small and mid-capitalization companies may have narrower commercial markets, less liquidity, more volatile share prices and less financial resources than large-capitalization companies.

Stock Market Risk. The broad stock market or particular holdings of the Fund may decline in value, resulting in a loss to the Fund. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet redemptions. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and therefore adversely affect the Fund.

Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may not be undervalued.

PERFORMANCE SUMMARY

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with those of a broad-based securities market index, the S&P 500 Total Return Index. For periods prior to October 23, 2017, the performance shown below is for Meehan Focus Fund, a series of Meehan Mutual Funds, Inc. (the “Predecessor Fund”). The Predecessor Fund reorganized into the Fund, effective October 23, 2017, the date the Fund commenced operations. How the Fund and the Predecessor Fund performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-884-5968.

Calendar Year Returns*

*	The Fund’s year-to-date return through September 30, 2020 was 7.82%.

Quarterly Returns During This Time Period

Highest	11.52% (quarter ended March 31, 2019)
Lowest	(14.25%) (quarter ended December 31, 2018)

Average Annual Total Returns for Periods Ended December 31, 2019
Average Annual Total Returns - Meehan Focus Fund		1 Year	5 Years	10 Years
Meehan Focus Fund Shares		33.19%	8.59%	10.35%
Meehan Focus Fund Shares | After Taxes on Distributions		32.11%	8.03%	9.71%
Meehan Focus Fund Shares | After Taxes on Distributions and Sales		20.43%	6.69%	8.44%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)		31.49%	11.70%	13.56%
S&P 500 Value Index (reflects no deductions for fees, expenses or taxes)	[1]	31.93%	9.52%	12.16%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	[1]	26.54%	8.29%	11.80%
[1]	Prior to July 21, 2020, the Russell 1000 Value Index was used as the Fund's secondary benchmark. The S&P 500 Value Index alters the weights of securities in the S&P 500 Index, overweighting companies with lower price-to-book and price-to-sales ratios, and also overweighting lower predicted and historical sales per share growth rates The Adviser believes the S&P 500 Value Index is a more appropriate secondary benchmark for the Fund because it more accurately measures the performance of value stocks..

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). A second broad-based securities market indexes, the S&P 500 Value Index, is also used to provide an additional comparison.